Revenue - Summary of Contract Assets (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure Of Contract Assets In Relation To Revenue [Abstract]
Contract assets	$ 381,358	$ 400,255	$ 389,016